Spear Alpha ETF
Schedule of Investments
September 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 94.6%
Administrative and Support Services — 19.1%
Cloudflare, Inc. - Class A (a)	13,158	$829,480
JD.com, Inc. - ADR (b)	2,300	66,999
SentinelOne, Inc. - Class A (a)	61,277	1,033,131
		1,929,610
Computer and Electronic Product Manufacturing — 23.7%
Advanced Micro Devices, Inc. (a)	7,670	788,629
Marvell Technology, Inc.	9,021	488,307
NVIDIA Corp.	2,128	925,659
Power Integrations, Inc.	2,420	184,670
		2,387,265
Electrical Equipment, Appliance, and Component Manufacturing — 0.0% (d)
Rockwell Automation, Inc.	5	1,429

Machinery Manufacturing — 0.3%
Parker-Hannifin Corp.	76	29,604

Management of Companies and Enterprises — 4.7%
Rivian Automotive, Inc. - Class A (a)	19,368	470,255

Mining (except Oil and Gas) — 0.7%
Freeport-McMoRan, Inc.	1,797	67,010

Nonstore Retailers — 2.0%
Amazon.com, Inc. (a)	1,574	200,087

Professional, Scientific, and Technical Services — 17.8%
Palo Alto Networks, Inc. (a)	1	234
Snowflake, Inc. - Class A (a)	3,177	485,350
Unity Software, Inc. (a)	8,980	281,882
Zscaler, Inc. (a)	6,582	1,024,094
		1,791,560
Publishing Industries (except Internet) — 22.4%
Confluent, Inc. - Class A (a)	15,579	461,294
Crowdstrike Holdings, Inc. - Class A (a)	2,812	470,672
Datadog, Inc. - Class A (a)	5,420	493,707
Gitlab, Inc. - Class A (a)	4,740	214,343
HubSpot, Inc. (a)	391	192,568
Shopify, Inc. - Class A (a)(b)	7,915	431,922
		2,264,506
Support Activities for Mining — 0.0% (d)
Rio Tinto PLC - ADR (b)	8	509

Telecommunications — 2.4%
Zoom Video Communications, Inc. - Class A (a)	3,550	248,287

Transportation Equipment Manufacturing — 1.5%
Ford Motor Co.	12,000	149,040
TOTAL COMMON STOCKS (Cost $9,514,529)		9,539,162

MONEY MARKET FUNDS — 5.5%
First American Government Obligations Fund - Class X, 5.26% (c)	552,880	552,880
TOTAL MONEY MARKET FUNDS (Cost $552,880)		552,880

TOTAL INVESTMENTS (Cost $10,067,409) — 100.1%		10,092,042
Other assets and liabilities, net — (0.1)%		(5,288)
NET ASSETS — 100.0%		$10,086,754

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the seven-day yield at period end.
(d)	Less than 0.05%.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$9,539,162	$-	$-	$9,539,162
Money Market Fund	552,880	-	-	552,880
Total Investments - Assets	$10,092,042	$-	$-	$10,092,042

* See the Schedule of Investments for industry classifications.